RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 039 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 171,212,281	$ 126,777,958
Less: Deemed distributions of participant loans	(359,086)	(202,405)
Net assets available for benefits per Form 5500	$ 170,853,195	$ 126,575,553